Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet Is Reconciled

At March 31, 2024 and December 31, 2023, the Common Stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$100,000,000
Less:
Proceeds allocated to Public Warrants	(11,900,000)
Common Stock issuance costs	(5,322,219)
Plus: Remeasurement of carrying value to redemption value	18,722,219
Common Stock subject to possible redemption as of December 31, 2021	$101,500,000
Less:
Redemption of Common Stock	(57,810,572)
Common Stock redemption payable	(34,198,758)
Plus: Remeasurement of carrying value to redemption value	998,892
Common Stock subject to possible redemption as of December 31, 2022	$10,489,562
Redemption of Common Stock	(4,955,663)
Plus: Remeasurement of carrying value to redemption value	515,846
Common Stock subject to possible redemption as of December 31, 2023	$6,049,745
Plus: Remeasurement of carrying value to redemption value	145,252
Common Stock subject to possible redemption as of March 31, 2024	$6,194,997
At December 31, 2023, the Common Stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:
Gross proceeds	$100,000,000
Less:
Proceeds allocated to Public Warrants	(11,900,000)
Common Stock issuance costs	(5,322,219)
Plus: Remeasurement of carrying value to redemption value	18,722,219
Common Stock subject to possible redemption as of December 31, 2021	101,500,000
Less:
Redemption of Common Stock	(57,810,572)
Common Stock redemption payable	(34,198,758)
Plus: Remeasurement of carrying value to redemption value (net)	998,892
Common Stock subject to possible redemption as of December 31, 2022	10,489,562
Redemption of Common Stock	(4,955,663)
Plus: Remeasurement of carrying value to redemption value	515,846
Common Stock subject to possible redemption as of December 31, 2023	$6,049,745

Schedule of Basic And Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of stock.
	For the three months ended March 31
	2024	2023
	Common Stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss, including remeasurement of temporary equity	$(530,177)	$(946,841)
Denominator:
Weighted average shares outstanding	3,050,941	3,519,465
Basic and dilution net loss per share	$(0.17)	$(0.27)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of stock.
	For the year ended December 31, 2023	For the year ended December 31, 2022
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(2,574,642)	$1,623,367
Denominator:
Weighted average shares outstanding	3,336,745	12,278,562

Basic and diluted net (loss) income per share	$(0.77)	$0.13